						Exhibit 99.1
Semi-Annual Servicer’s Certificate
Appalachian Power Company, as Servicer
Appalachian Consumer Rate Relief Funding LLC

          Pursuant to Section 4.01(c)(ii) of the CRR Property Servicing Agreement dated as of November 15, 2013 (the "Servicing Agreement"), between, APPALACHIAN POWER COMPANY, as Servicer and APPALACHIAN CONSUMER RATE RELIEF FUNDING LLC, the Servicer does hereby certify, for the August 1, 2019 Payment Date (the “Current Payment Date”), as follows:

          Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

		Collection Periods:	Feb-2019	to	Jul-2019

		Payment Date:	8/1/2019

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 02/19 Collection Period				3,330,665.42
	ii.	Remittances for the 03/19 Collection Period				2,765,399.52
	iii.	Remittances for the 04/19 Collection Period				2,692,087.29
	iv.	Remittances for the 05/19 Collection Period				2,359,200.15
	v.	Remittances for the 06/19 Collection Period				2,321,168.24
	vi.	Remittances for the 07/19 Collection Period				2,672,166.65
	x.	Investment Earnings on Collection Account
		xi.	Investment Earnings on Capital Subaccount			21,750.33
		xii.	Investment Earnings on Excess Funds Subaccount			98,957.53
		xiii.	Investment Earnings on General Subaccount			112,561.90
	xiv.	General Subaccount Balance (sum of i through xiii above)				16,373,957.03

	xv.	Excess Funds Subaccount Balance as of Prior Payment Date				9,896,191.64
	xvi.	Capital Subaccount Balance as of Prior Payment Date				1,901,500.00
	xvii.	Collection Account Balance (sum of xiv through xvi above)				28,171,648.67

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount				98,301,573.85
	ii.	Tranche A-2 Outstanding Amount				164,500,000.00
	iii.	Aggregate Outstanding Amount of all Tranches:				262,801,573.85

Notes:
[1]
February's remittances include the previous months true-up amount and money left in the General funds account. July's remittances do not include the previous month's true-up, which will settle on August 25, 2019.

3.	Required Funding/Payments as of Current Payment Date:

	Principal					Principal Due
	i.	Tranche A-1				12,439,135.85
	ii.	Tranche A-2				0.00
	iii.	For all Tranches:				12,439,135.85

	Interest		Interest	Days in Interest	Principal
	Tranche		Rate	Period (1)	Balance	Interest Due
	iv.	Tranche A-1	2.0076%	180	98,301,573.85	986,751.20
	v.	Tranche A-2	3.7722%	180	164,500,000.00	3,102,634.50
	vi.	For all Tranches:				4,089,385.70

					Required Level	Funding Required

	vii.	Capital Subaccount			1,901,500.00	0.00
					1,901,500.00	0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses, Indemnity Amounts[2]
	ii.	Servicing Fee				95,075.00
	iii.	Administration Fee				50,000.00
	iv.	Operating Expenses				8,160.21
	v.	Semi-Annual Interest (including any past-due for prior periods)				4,089,385.70

					Per $1000 of Original
		Tranche		Aggregate	Principal Amount

	1.	Tranche A-1 Interest Payment		986,751.20	$4.5725
	2.	Tranche A-2 Interest Payment		3,102,634.50	$18.8610
				4,089,385.70

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

	1.	Tranche A-1 Principal Payment		0.00	$0.0000
	2.	Tranche A-2 Principal Payment		0.00	$0.0000
				0.00

Notes:
[1]	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
[2]	Subject to $100,000 cap

	vii.	Semi-Annual Principal			12,439,135.85

				Per $1000 of Original
		Tranche	Aggregate	Principal Amount

	1.	Tranche A-1 Principal Payment	12,439,135.85	$57.6420
	2.	Tranche A-2 Principal Payment	0.00	$0.0000

	viii.	Other Unpaid Operating Expenses			0.00
	ix.	Funding of Capital Subaccount			1,901,500.00
	x.	Permitted Return to APCo			55,618.88
	xi.	Deposit to Excess Funds Subaccount			9,532,773.03
	xii.	Released to Issuer upon Retirement of all Consumer Rate Relief Bonds			0.00
	xiii.	Aggregate Remittances as of Current Payment Date			28,171,648.67

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date
	(after giving effect to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1			85,862,438.00
	ii.	Tranche A-2			164,500,000.00
	iii.	Aggregate Outstanding Amount of all Tranches			250,362,438.00

	iv.	Excess Funds Subaccount Balance			9,532,773.03
	v.	Capital Subaccount Balance			1,901,500.00
	vi.	Aggregate Collection Account Balance			11,434,273.03

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section
	8.02(e) of Indenture):

	i.	Excess Funds Subaccount			9,995,149.17
	ii.	Capital Subaccount			1,923,250.33
	iii.	Total Withdrawals			11,918,399.50

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:

	i.	Semi-annual Interest
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00
	ii.	Semi-annual Principal
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00

8.	Shortfalls in Payment of Permitted Return as of Current Payment Date:

	i.	Permitted Return			0.00

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount			0.00

IN WITNESS WHEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 31st day of July, 2019.

APPALACHIAN POWER COMPANY
as Servicer

By:	/s/ Renee V. Hawkins
Name: Renee V. Hawkins
Title: Assistant Treasurer